Deposit Gurantee Insurance (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Entity Interest In Captial Stock [Abstract]
Summary of Entity's Interest in the Capital Stock	Entity’s interest in the capital stock of Sedesa according to the percentages disclosed by BCRA Communiqué “B” 12755 on March 4, 2024 is as follows:

Banco Macro SA	7.6285%
Banco BMA SAU	1.6414%